TAXES (Tables)	12 Months Ended
Jul. 31, 2020
TAXES
Schedule of reconciliation of statutory rate to effective tax rate

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended July 31,
	2020	2019	2018
	%	%	%
China income tax rate	25.0	25.0	25.0
Rate differential	(12.6)	15.8	—
Permanent difference on non-deductible expenses	(0.1)	0.1	1.9
Utilization of the VIE’s Net Operating Loss (“NOL”) from prior years	—	(1.7)	—
Change in valuation allowance	(12.7)	—	—
Effective tax rate	(0.4)	39.2	26.9

Schedule of income tax excepses

The income tax expenses consists of the following:

	For the years ended July 31,
	2020	2019	2018
Current income tax provision
BVI	$—	$—	$—
Hong Kong	—	—	—
China	—	276,823	716,816
Subtotal	—	276,823	716,816

Deferred income tax provision
BVI	—	—	—
Hong Kong	—	—	—
China	76,264	—	—
Total income tax provision	$76,264	$276,823	$716,816

Schedule of components of company's deferred tax assets

The Company’s deferred tax assets are comprised of the following:

	July 31, 2020			July 31, 2019
	ATIF	LGC	Total	ATIF
Deferred tax assets:
Net operating loss carry forwards	$746,024	$816,747	$1,562,771	$—
Allowance for doubtful account	212,010	438,350	650,360	—
Deferred tax assets before valuation allowance	958,034	1,255,097	2,213,131	—
Less: valuation allowance	(958,034)	(1,255,097)	(2,213,131)	—
Net deferred tax assets	$—	$—	$—	$—

Schedule of taxes payable

The Company’s taxes payable consists of the following:

	July 31, 2020			July 31, 2019
	ATIF	LGC	Total	ATIF
Value added tax payable	$73,031	$186,028	$259,059	$91,978
Income tax payable	584,503	3,001,124	3,585,627	574,778
Other tax payable	2,582	156,896	159,478	2,313
Total taxes payable	$660,116	$3,344,048	$4,004,164	$669,069